Average Annual Total Returns - TM International Momentum Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	16.41%	7.67%	7.36%	Jan. 27, 2012	16.24%	7.33%	7.02%	10.05%	6.11%	5.98%	7.59%	7.64%	6.68%	16.07%	7.42%	6.28%	Dec. 17, 2012	7.59%	7.64%	6.31%	16.48%	7.77%	4.64%	Jul. 10, 2014	7.59%	7.64%	3.99%